American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
May 31, 2023

Sustainable Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.1%
Lockheed Martin Corp.	3,220	1,429,712
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	6,089	1,016,863
Automobile Components — 0.7%
Aptiv PLC(1)	9,481	835,086
Automobiles — 1.0%
Tesla, Inc.(1)	6,157	1,255,597
Banks — 2.8%
Bank of America Corp.	39,587	1,100,123
JPMorgan Chase & Co.	13,802	1,873,069
Regions Financial Corp.	31,817	549,480
		3,522,672
Beverages — 1.7%
PepsiCo, Inc.	11,931	2,175,618
Biotechnology — 2.2%
AbbVie, Inc.	10,851	1,497,004
Amgen, Inc.	3,664	808,461
Vertex Pharmaceuticals, Inc.(1)	1,524	493,121
		2,798,586
Broadline Retail — 2.5%
Amazon.com, Inc.(1)	25,795	3,110,361
Building Products — 1.5%
Johnson Controls International PLC	22,405	1,337,579
Masco Corp.	11,438	552,684
		1,890,263
Capital Markets — 4.2%
Ameriprise Financial, Inc.	2,494	744,384
BlackRock, Inc.	1,445	950,160
Charles Schwab Corp.	5,450	287,161
Intercontinental Exchange, Inc.	5,893	624,363
Morgan Stanley	24,009	1,962,976
S&P Global, Inc.	2,052	753,966
		5,323,010
Chemicals — 2.4%
Air Products & Chemicals, Inc.	2,543	684,423
Ecolab, Inc.	3,343	551,762
Linde PLC	5,123	1,811,800
		3,047,985
Communications Equipment — 1.2%
Cisco Systems, Inc.	31,511	1,565,151
Consumer Finance — 0.5%
American Express Co.	4,054	642,802
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	1,574	805,196
Kroger Co.	17,838	808,597
Sysco Corp.	17,935	1,254,553
Target Corp.	5,895	771,832
		3,640,178

Containers and Packaging — 0.5%
Ball Corp.	11,656	596,321
Distributors — 0.5%
LKQ Corp.	11,059	583,362
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	42,400	1,510,712
Electric Utilities — 1.9%
NextEra Energy, Inc.	32,606	2,395,237
Electrical Equipment — 1.0%
Eaton Corp. PLC	6,287	1,105,883
Generac Holdings, Inc.(1)	1,399	152,379
		1,258,262
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	6,462	1,109,461
Keysight Technologies, Inc.(1)	6,783	1,097,489
		2,206,950
Energy Equipment and Services — 1.8%
Schlumberger NV	53,876	2,307,509
Entertainment — 1.2%
Electronic Arts, Inc.	3,888	497,664
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,286	231,334
Walt Disney Co.(1)	9,113	801,580
		1,530,578
Financial Services — 3.1%
Mastercard, Inc., Class A	4,275	1,560,461
Visa, Inc., Class A	10,447	2,309,100
		3,869,561
Food Products — 1.0%
Mondelez International, Inc., Class A	15,913	1,168,173
Vital Farms, Inc.(1)	4,890	70,856
		1,239,029
Ground Transportation — 1.1%
Norfolk Southern Corp.	2,964	617,045
Uber Technologies, Inc.(1)	9,592	363,825
Union Pacific Corp.	1,894	364,633
		1,345,503
Health Care Equipment and Supplies — 0.5%
Intuitive Surgical, Inc.(1)	1,274	392,188
ResMed, Inc.	1,120	236,085
		628,273
Health Care Providers and Services — 4.6%
Cigna Group	6,500	1,608,165
CVS Health Corp.	14,120	960,584
Humana, Inc.	1,293	648,918
UnitedHealth Group, Inc.	5,301	2,582,859
		5,800,526
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	2,937	322,394
Booking Holdings, Inc.(1)	257	644,754
Chipotle Mexican Grill, Inc.(1)	185	384,151
		1,351,299
Household Products — 1.4%
Colgate-Palmolive Co.	6,976	518,875
Procter & Gamble Co.	8,377	1,193,722
		1,712,597

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	5,606	1,074,110
Industrial REITs — 2.1%
Prologis, Inc.	21,554	2,684,551
Insurance — 2.2%
Marsh & McLennan Cos., Inc.	5,964	1,032,846
Prudential Financial, Inc.	8,805	692,865
Travelers Cos., Inc.	6,230	1,054,365
		2,780,076
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	47,920	5,887,931
Meta Platforms, Inc., Class A(1)	7,956	2,106,112
		7,994,043
IT Services — 1.8%
Accenture PLC, Class A	4,749	1,452,814
International Business Machines Corp.	6,416	825,033
		2,277,847
Life Sciences Tools and Services — 2.6%
Agilent Technologies, Inc.	9,022	1,043,575
Danaher Corp.	4,591	1,054,185
Thermo Fisher Scientific, Inc.	2,349	1,194,373
		3,292,133
Machinery — 2.0%
Cummins, Inc.	4,324	883,869
Deere & Co.	1,596	552,184
Parker-Hannifin Corp.	1,457	466,881
Xylem, Inc.	5,693	570,439
		2,473,373
Oil, Gas and Consumable Fuels — 2.0%
ConocoPhillips	25,509	2,533,044
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	22,967	1,479,994
Eli Lilly & Co.	1,366	586,642
Merck & Co., Inc.	11,529	1,272,917
Novo Nordisk A/S, ADR	4,984	799,733
Zoetis, Inc.	6,024	981,972
		5,121,258
Semiconductors and Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(1)	10,629	1,256,454
Analog Devices, Inc.	6,883	1,223,040
Applied Materials, Inc.	11,476	1,529,751
ASML Holding NV, NY Shares	1,298	938,363
GLOBALFOUNDRIES, Inc.(1)	4,856	283,251
NVIDIA Corp.	10,533	3,985,055
		9,215,914
Software — 11.3%
Adobe, Inc.(1)	843	352,197
Cadence Design Systems, Inc.(1)	2,859	660,172
Microsoft Corp.	34,278	11,256,553
Salesforce, Inc.(1)	5,211	1,164,033
ServiceNow, Inc.(1)	699	380,801
Workday, Inc., Class A(1)	2,380	504,536
		14,318,292
Specialized REITs — 0.4%
SBA Communications Corp.	2,287	507,211

Specialty Retail — 2.8%
Home Depot, Inc.	6,814	1,931,429
TJX Cos., Inc.	15,976	1,226,797
Tractor Supply Co.	1,941	406,814
		3,565,040
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	36,878	6,536,625
Textiles, Apparel and Luxury Goods — 0.7%
Deckers Outdoor Corp.(1)	1,385	657,875
NIKE, Inc., Class B	2,753	289,781
		947,656
TOTAL COMMON STOCKS (Cost $116,163,190)		125,910,776
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $345,863)	345,863	345,863
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $116,509,053)		126,256,639
OTHER ASSETS AND LIABILITIES — 0.1%		127,987
TOTAL NET ASSETS — 100.0%		$126,384,626

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.